12. Employee and Director Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Change in accumulated benefit obligation
	2019	2018

Benefit obligation at beginning of period	$4,566	4,361
Service cost	299	362
Interest cost	58	70
Benefits paid	(223)	(227)

Benefit obligation at end of period	$4,700	4,566

Amounts recognized in the Consolidated Balance Sheet
	2019	2018

Benefit obligation	$4,700	4,566
Fair value of plan assets	—	—

(Dollars in thousands)

	2019	2018

Funded status	$(4,700)	(4,566)
Unrecognized prior service cost/benefit	—	—
Unrecognized net actuarial loss	—	—

Net amount recognized	$(4,700)	(4,566)

Unfunded accrued liability	$(4,700)	(4,566)
Intangible assets	—	—

Net amount recognized	$(4,700)	(4,566)

Schedule of net benefit costs
	2019	2018	2017

Service cost	$299	362	348
Interest cost	58	70	68

Net periodic cost	$357	432	416

Weighted average discount rate assumption
used to determine benefit obligation	5.49%	5.49%	5.49%

Schedule of expected benefit payments
Year ending December 31,
2020	$237
2021	$353
2022	$342
2023	$342
2024	$354
Thereafter	$8,715